Offerings - Offering: 1	Mar. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Subordinate Voting Shares, no par value
Amount Registered | shares	3,710,001
Proposed Maximum Offering Price per Unit	0.59
Maximum Aggregate Offering Price	$ 2,188,900.59
Fee Rate	0.01381%
Amount of Registration Fee	$ 302.29
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, the Class A Subordinate Voting Shares offered hereby also include an indeterminate number of additional Class A Subordinate Voting Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (2) The proposed maximum offering price per share and the proposed maximum aggregate offering price have been estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, using the last sale price as reported on the OTCQB Venture Marketplace on February 5, 2026. (3) Represents the resale of (i) 2,473,334 Class A Subordinate Voting Shares and (ii) 1,236,667 Class A Subordinate Voting Shares issuable pursuant to the exercise of outstanding warrants.